Discontinued Operations (Narrative) (Details) - USD ($)					3 Months Ended		12 Months Ended						60 Months Ended
	Dec. 12, 2014	Nov. 14, 2013	May. 14, 2013	Apr. 29, 2013	Aug. 03, 2013	May. 04, 2013	Dec. 12, 2019	Dec. 11, 2018	Dec. 11, 2017	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013	Dec. 11, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales										$ 0	$ 26,318,000	$ 120,269,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax											(10,496,000)	(7,503,000)
Gain (impairment) of net assets											(11,500,000)	(3,500,000)
Intangible assets, net										120,633,000	59,719,000
Restructuring and Related Cost, Incurred Cost											30,700,000	29,900,000
Net earnings from discontinued operations										$ 5,900,000	5,300,000
American Sporting Goods Corporation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					$ 1,000,000	$ (12,600,000)
Net sales											20,300,000	77,600,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax											(1,600,000)	(7,100,000)
Sale price			$ 74,000,000
Proceeds from business disposition			60,300,000
Gain (loss) on sale after-tax					$ 1,000,000	$ (12,600,000)
Gain (loss) on sale per diluted share					$ 0.02	$ (0.30)
American Sporting Goods Corporation [Member] | Promissory Note [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Note receivable			$ 12,000,000
Promissory note interest rate			3.00%
Payment received		$ 12,200,000
Etienne Aigner [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax												5,800,000
Net sales											300,000	27,900,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax											7,000,000	1,400,000
Gain (loss) on sale after-tax												$ 3,500,000
Gain (loss) on sale per diluted share												$ 0.08
Settlement consideration				$ 6,500,000
Vera Wang [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales											5,700,000	$ 14,800,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, before Income Tax											$ (1,900,000)	(1,800,000)
Licensing Agreements [Member] | Etienne Aigner [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intangible assets, net												0
Famous Footware [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring and Related Cost, Incurred Cost												7,800,000
Brand Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring and Related Cost, Incurred Cost												13,300,000
Other Segments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring and Related Cost, Incurred Cost												$ 800,000
Shoes.com [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	$ 4,700,000
Sale price	15,000,000
Proceeds from business disposition	4,400,000
Note receivable	7,500,000
Disposal Group, Including Discontinued Operations, Notes Receivable, First Periodic Payment Due	1,250,000
Disposal Group, Including Discontinued Operations, Notes Receivable, Periodic Payment Due After First installment	$ 600,000
Debt Instrument, Convertible, Conversion Price	$ 21.50
Notes Receivable, Fair Value Disclosure	$ 7,000,000
Disposal Group, Net Purchase Price	10,100,000
Restructuring and Related Cost, Incurred Cost	1,500,000
Net earnings from discontinued operations	6,600,000
Shoes.com [Member] | Famous Footware [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring and Related Cost, Incurred Cost	800,000
Shoes.com [Member] | Brand Portfolio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring and Related Cost, Incurred Cost	300,000
Shoes.com [Member] | Other Segments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring and Related Cost, Incurred Cost	$ 400,000
Shoes.com [Member] | Scenario, Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Promissory note interest rate							9.00%	8.00%	7.00%				6.00%